Summary of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 1,462,508	$ 202,220
Less current portion	34,257	27,361
Noncurrent portion of long-term debt	1,428,251	174,859
2.375% Senior Notes due 2018
Debt Instrument [Line Items]
Long-term debt	549,858
3.750% Senior Notes due 2023
Debt Instrument [Line Items]
Long-term debt	546,027
LIBOR + 1.125%, unsecured term loan | Unsecured term loan due on April 08, 2018
Debt Instrument [Line Items]
Long-term debt	195,000
LIBOR + 1.125%, unsecured term loan | Unsecured term loan due on September 10, 2017
Debt Instrument [Line Items]
Long-term debt	138,750	146,250
LIBOR + 0.80%, unsecured term loan
Debt Instrument [Line Items]
Long-term debt		23,236
1.50% note payable | Due December 31, 2015
Debt Instrument [Line Items]
Long-term debt	20,000
1.50% note payable | Due December 31, 2013
Debt Instrument [Line Items]
Long-term debt		13,452
1.50% note payable | Due January 31, 2016
Debt Instrument [Line Items]
Long-term debt	8,269	11,825
1.50% note payable | Due July 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 4,604	$ 7,457